Note 1 - Organization and Summary of Significant Accounting Policies - Symon (Details) - Amortization Periods of Acquired Intangible Assets - Symon	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Computer Software, Intangible Asset [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period	5 years	5 years	5 years	5 years
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period	7 years	8 years	8 years	8 years
Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period		7 years	7 years	7 years
Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period	4 years	5 years	5 years	5 years
Minimum [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period	6 years	7 years
Minimum [Member] | Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period		5 years
Maximum [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period	8 years	10 years
Maximum [Member] | Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period		10 years